Property, Plant and Equipment - Changes to Exploratory Well Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized exploratory well costs charged to expense	¥ (8,934)	¥ (8,900)	¥ (8,579)	[1]
Construction in progress [member] | Exploratory well costs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	36,101	26,905	22,843
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,104	35,098	28,045
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(18,464)	(17,002)	(15,404)
Capitalized exploratory well costs charged to expense	(8,934)	(8,900)	(8,579)
At end of the year	¥ 38,807	¥ 36,101	¥ 26,905

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).